                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3561
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                     CAPITAL APPRECIATION VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o September 30, 2005


Capital Appreciation Variable Account




                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)

Capital Appreciation Variable Account

ISSUER                                                                   SHARES                       VALUE
STOCKS - 95.0%

AEROSPACE - 2.8%
Lockheed Martin Corp.                                                    65,300                $  3,985,912
United Technologies Corp.                                                66,100                   3,426,624
                                                                                               ------------
                                                                                               $  7,412,536
                                                                                               ------------
APPAREL MANUFACTURERS - 0.3%
Nike, Inc., "B"                                                          11,500                $    939,320
                                                                                               ------------
AUTOMOTIVE - 1.8%
Harley-Davidson, Inc.                                                   100,900                $  4,887,596
                                                                                               ------------
BANKS & CREDIT COMPANIES - 2.7%
American Express Co.                                                     19,800                $    995,544
Ameriprise Financial, Inc.(S)(S)*                                         3,960                     141,768
Citigroup, Inc.                                                          58,996                   2,685,498
SLM Corp.                                                                54,400                   2,918,016
Unibanco - Uniao de Bancos
Brasileiros S.A., ADR                                                     8,000                     420,800
                                                                                               ------------
                                                                                               $  7,161,626
                                                                                               ------------
BIOTECHNOLOGY - 3.3%
Amgen, Inc.*                                                             65,540                $  5,221,572
Genzyme Corp.*                                                           20,400                   1,461,456
Gilead Sciences, Inc.*                                                   16,500                     804,540
ImClone Systems, Inc.*                                                   43,200                   1,358,640
                                                                                               ------------
                                                                                               $  8,846,208
                                                                                               ------------
BROADCAST & CABLE TV - 3.8%
Citadel Broadcasting Corp.                                              130,100                $  1,786,273
Comcast Corp., "A"*                                                      94,200                   2,767,596
EchoStar Communications Corp., "A"                                      114,285                   3,379,407
Univision Communications, Inc., "A"*                                     54,200                   1,437,926
XM Satellite Radio Holdings, Inc., "A"*                                  19,400                     696,654
                                                                                               ------------
                                                                                               $ 10,067,856
                                                                                               ------------
BROKERAGE & ASSET MANAGERS - 0.5%
Chicago Mercantile Exchange
Holdings, Inc.                                                            2,300                $    775,790
Legg Mason, Inc.                                                          4,900                     537,481
                                                                                               ------------
                                                                                               $  1,313,271
                                                                                               ------------
BUSINESS SERVICES - 4.4%
Accenture Ltd., "A"                                                     201,100                $  5,120,006
Amdocs Ltd.*                                                            123,900                   3,435,747
Fiserv, Inc.*                                                            61,100                   2,802,657
Getty Images, Inc.*                                                       5,700                     490,428
                                                                                               ------------
                                                                                               $ 11,848,838
                                                                                               ------------
Chemicals - 1.9%
3M Co.                                                                   67,900                $  4,981,144
                                                                                               ------------
COMPUTER SOFTWARE - 5.7%
Microsoft Corp.                                                         211,320                $  5,437,264
Oracle Corp.*                                                           324,300                   4,018,077
Symantec Corp.*                                                         252,600                   5,723,916
                                                                                               ------------
                                                                                               $ 15,179,257
                                                                                               ------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
CDW Corp.                                                                80,900                $  4,766,628
Dell, Inc.*                                                             130,820                   4,474,044
                                                                                               ------------
                                                                                               $  9,240,672
                                                                                               ------------
CONSUMER GOODS & SERVICES - 1.0%
Apollo Group, Inc., "A"*                                                 42,100                $  2,795,019
                                                                                               ------------
ELECTRICAL EQUIPMENT - 1.9%
Tyco International Ltd.                                                 186,900                $  5,205,165
                                                                                               ------------
ELECTRONICS - 3.8%
Amphenol Corp., "A"                                                      43,900                $  1,770,926
Analog Devices, Inc.                                                     37,590                   1,396,093
Intel Corp.                                                             109,500                   2,699,175
Samsung Electronics Co. Ltd., GDR                                         4,700                   1,337,150
Xilinx, Inc.                                                            103,700                   2,888,045
                                                                                               ------------
                                                                                               $ 10,091,389
                                                                                               ------------
ENERGY - INDEPENDENT - 1.0%
Arch Coal, Inc.                                                          19,600                $  1,323,000
Massey Energy Co.                                                        24,800                   1,266,536
                                                                                               ------------
                                                                                               $  2,589,536
                                                                                               ------------
ENERGY - INTEGRATED - 0.5%
Amerada Hess Corp.                                                       10,000                $  1,375,000
                                                                                               ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
PepsiCo, Inc.                                                           126,020                $  7,146,594
                                                                                               ------------
FOREST & PAPER PRODUCTS - 0.1%
Votorantim Celulose e Papel S.A., ADR                                    23,800                $    318,920
                                                                                               ------------
GAMING & LODGING - 1.0%
Carnival Corp.                                                           53,800                $  2,688,924
                                                                                               ------------
GENERAL MERCHANDISE - 5.2%
Family Dollar Stores, Inc.                                              107,700                $  2,139,999
Kohl's Corp.*                                                            52,290                   2,623,912
Target Corp.                                                             41,660                   2,163,404
Wal-Mart Stores, Inc.                                                   156,300                   6,849,066
                                                                                               ------------
                                                                                               $ 13,776,381
                                                                                               ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc.                                                 25,600                $  1,438,720
                                                                                               ------------
INSURANCE - 2.6%
American International Group, Inc.                                       55,600                $  3,444,976
St. Paul Travelers Cos., Inc.                                            81,000                   3,634,470
                                                                                               ------------
                                                                                               $  7,079,446
                                                                                               ------------
INTERNET - 1.6%
Expedia, Inc.*                                                          140,550                $  2,784,296
Yahoo!, Inc.*                                                            43,900                   1,485,576
                                                                                               ------------
                                                                                               $  4,269,872
                                                                                               ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc.*                                                   59,000                $  3,356,510
                                                                                               ------------
MACHINERY & TOOLS - 3.6%
Caterpillar, Inc.                                                        92,400                $  5,428,500
Illinois Tool Works, Inc.                                                50,300                   4,141,199
                                                                                               ------------
                                                                                               $  9,569,699
                                                                                               ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.4%
Caremark Rx, Inc.*                                                       58,300                $  2,910,919
Community Health Systems, Inc.*                                          81,700                   3,170,777
HCA, Inc.                                                                60,800                   2,913,536
                                                                                               ------------
                                                                                               $  8,995,232
                                                                                               ------------
MEDICAL EQUIPMENT - 4.4%
Boston Scientific Corp.*                                                 67,600                $  1,579,812
Medtronic, Inc.                                                          96,000                   5,147,520
St. Jude Medical, Inc.*                                                   6,900                     322,920
Waters Corp.*                                                            36,000                   1,497,600
Zimmer Holdings, Inc.*                                                   47,800                   3,292,942
                                                                                               ------------
                                                                                               $ 11,840,794
                                                                                               ------------
METALS & MINING - 1.1%
BHP Billiton Ltd., ADR                                                   21,200                $    724,616
Companhia Vale do Rio Doce, ADR                                          48,300                   2,118,438
                                                                                               ------------
                                                                                               $  2,843,054
                                                                                               ------------
NETWORK & TELECOM - 5.6%
Cisco Systems, Inc.*                                                    667,100                $ 11,961,103
QUALCOMM, Inc.                                                           69,000                   3,087,750
                                                                                               ------------
                                                                                               $ 15,048,853
                                                                                               ------------
OIL SERVICES - 2.8%
BJ Services Co.                                                          47,800                $  1,720,322
GlobalSantaFe Corp.                                                      41,200                   1,879,544
National Oilwell Varco, Inc.*                                             6,400                     421,120
Noble Corp.                                                              27,400                   1,875,804
Smith International, Inc.                                                49,200                   1,638,852
                                                                                               ------------
                                                                                               $  7,535,642
                                                                                               ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
Lexmark International, Inc., "A"*                                        43,000                $  2,625,150
                                                                                               ------------
PHARMACEUTICALS - 12.0%
'Roche Holdings AG                                                       19,400                $  2,695,090
Abbott Laboratories                                                      72,500                   3,074,000
Allergan, Inc.                                                           30,000                   2,748,600
Eli Lilly & Co.                                                          99,600                   5,330,592
Johnson & Johnson                                                       131,700                   8,333,976
Teva Pharmaceutical Industries Ltd., ADR                                 41,600                   1,390,272
Wyeth                                                                   181,500                   8,398,005
                                                                                               ------------
                                                                                               $ 31,970,535
                                                                                               ------------
RESTAURANTS - 0.2%
ARAMARK Corp., "B"                                                        9,900                $    264,429
Cheesecake Factory, Inc.*                                                 8,300                     259,292
                                                                                               ------------
                                                                                               $    523,721
                                                                                               ------------
SPECIAL PRODUCTS & SERVICES - 1.9%
SPDR Trust Series I                                                      41,800                $  5,143,072
                                                                                               ------------
SPECIALTY CHEMICALS - 0.2%
Praxair, Inc.                                                            11,500                $    551,195
                                                                                               ------------
SPECIALTY STORES - 2.5%
CarMax, Inc.*                                                            67,200                $  2,101,344
Lowe's Cos., Inc.                                                        30,900                   1,989,960
PETsMART, Inc.                                                          125,300                   2,729,034
                                                                                               ------------
                                                                                               $  6,820,338
                                                                                               ------------
TELEPHONE SERVICES - 0.7%
Sprint Nextel Corp.                                                      84,750                $  2,015,355
                                                                                               ------------
TRUCKING - 1.7%
FedEx Corp.                                                              51,500                $  4,487,194
                                                                                               ------------
Total Stocks                                                                                   $253,979,634
                                                                                               ------------

ISSUER                                                               PAR AMOUNT                       VALUE

SHORT-TERM OBLIGATION - 3.6%
General Electric Capital Corp.,
3.85%, due 10/03/05<                                               $  9,551,000                $  9,548,957
                                                                                               ------------
Total Investments                                                                              $263,528,591
                                                                                               ------------

OTHER ASSETS, LESS LIABILITIES - 1.4%                                                             3,664,081
                                                                                               ------------

NET ASSETS - 100.0%                                                                            $267,192,672
                                                                                               ------------

(S)(S) When-issued security. Security represents the variable account's entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     < The rate shown represents an annualized yield at time of purchase.
     * Non-income producing security.

Abbreviations:

ADR = American Depository Receipt

GDR = Global Depository Receipt

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED
WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION
CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.